SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2022
Disclosure of Significant Accounting Policies [Abstract]
Statement of Compliance	Statement of Compliance
The consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”) on a basis consistent with the accounting policies disclosed in the audited consolidated financial statements for the fiscal year ended December 31, 2021.
The consolidated financial statements should be read in conjunction with the most recently issued Annual Report of the company which includes information necessary or useful to understanding the company’s businesses and financial statement presentation. In particular, the company’s significant accounting policies were presented in Note 2 of the Consolidated Financial Statements for the fiscal year ended December 31, 2021 that were included in that report.
The consolidated financial statements are unaudited and reflect any adjustments (consisting of normal recurring adjustments) that are, in the opinion of management, necessary for fair statement of results for the interim periods in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB.
The results reported in these consolidated financial statements should not be regarded as necessarily indicative of results that may be expected for the entire year. The consolidated financial statements were authorized for issuance by the Board of Directors of the company on August 10, 2022.

Disclosure of expected impact of initial application of new standards or interpretations [text block]	) Future Changes in Accounting Standards
i.    Insurance Contracts
In May 2017, the IASB published IFRS 17, Insurance Contracts (“IFRS 17”), which establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts. IFRS 17 will replace IFRS 4, Insurance Contracts, and will be applied retrospectively. In June 2020, the IASB proposed an amendment to IFRS 17 providing a one-year deferral on the effective date of the standard to January 1, 2023. IFRS 17 requires insurance contract liabilities to be measured at a current fulfillment value and provides a more uniform measurement and presentation approach for all insurance contracts.
The company is currently assessing the impact of IFRS 17 on its operations.
ii.    Amendments to IAS 1 – Presentation of Financial Statements (“IAS 1”)
The amendments clarify how to classify debt and other liabilities as current or non-current. The amendments to IAS 1 apply to annual reporting periods beginning on or after January 1, 2023.
The company is currently assessing the impact of these amendments.